Vessels, Port Terminals and Other Fixed Assets	6 Months Ended
Jun. 30, 2014
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS [Abstract]
VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS
NOTE 3: VESSELS, PORT TERMINALS AND OTHER FIXED ASSETS

Vessels, Port Terminals and Other Fixed Assets	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2013	$ 2,233,353	$ (424,498)	$ 1,808,855
Additions	110,753	(44,250)	66,503
Write-off	(211)	144	(67)
Balance June 30, 2014	$ 2,343,895	$ (468,604)	$ 1,875,291

Deposits for Vessel Acquisitions
On January 26, 2014, Navios Holdings entered into agreements to purchase two bulk carrier vessels, one 84,000 deadweight tons (“dwt”) Panamax vessel and one 180,600 dwt Capesize vessel, to be built in Japan. The vessels' acquisition prices are $31,800 and $52,000, respectively. Both vessels are scheduled for delivery in the fourth quarter of 2015. The vessels will be financed with debt and cash from operations. During the six month period ended June 30, 2014, Navios Holdings paid deposits for both vessels totaling $17,287.
Vessels Acquisitions
On January 27, 2014, Navios Asia took delivery of the N Bonanza, a 2006-built 76,596 dwt bulk carrier vessel for a purchase price of $17,634, of which $2,900  was paid from the Company's cash, $3,484 from the noncontrolling shareholders' cash and $11,250 was financed through a loan.

On June 4, 2014, Navios Asia took delivery of the Navios Gem, a 2014- built 181,336 dwt capesize vessel for a purchase price of $54,228, of which $24,228 was paid in cash and $30,000 was financed through a loan.
Navios Logistics
On June 26, 2013, Navios Logistics acquired three pushboats for a total purchase price of $20,250, which were delivered in the first quarter of 2014. During the six months ended June 30, 2014, Navios Logistics paid $583 and as of June 30, 2014 the purchase price of the pushboats had been paid in full.
On August 5, 2013, Navios Logistics entered into an agreement for the construction of 36 dry barges for a total purchase price of $19,080 and on October 8, 2013 Navios Logistics exercised the option for the construction of additional 36 dry barges for a total purchase price of $19,080, based on the initial agreement. As of June 30, 2014, Navios Logistics had paid $26,712 for the construction of the new barges, out of which 36 were delivered in the second quarter of 2014 and the remaining 36 were delivered in the third quarter of 2014.
On February 11, 2014, Navios Logistics entered into an agreement for the construction of three newbuilding pushboats with a purchase price of $7,400 each. During the six months ended June 30, 2014, Navios Logistics paid $4,440 for the construction of the new pushboats, which are expected to be delivered in the first quarter of 2015.